NET LOSS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Basic Net Income (Loss) per share
Net loss applicable to shareholders	$ (21,520)	$ (34,242)
Weighted average number of shares outstanding	68,111,696	41,438,383
Net Loss per share	$ (0.32)	$ (0.83)
Diluted Net Income (Loss) per share
Net Loss	$ (21,520)	$ (34,242)
Weighted average number of shares outstanding	68,111,696	41,438,383
Adjusted weighted average number of shares outstanding	68,111,696	41,438,383
Net Loss per share	$ (0.32)	$ (0.83)
Restricted Stock Units (RSUs) [Member]
Diluted Net Income (Loss) per share
Anti-dilutive securities	80,000
Stock Options [Member]
Diluted Net Income (Loss) per share
Anti-dilutive securities	3,985,587
Warrants [Member]
Diluted Net Income (Loss) per share
Anti-dilutive securities	10,052,500